Accumulated Other Comprehensive Income and Other Components of Equity	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Accumulated Other Comprehensive Income and Other Components of Equity
23.	Accumulated Other Comprehensive Income and Other Components of Equity

(1)	As of December 31, 2022 and 2023, the details of the Controlling Company’s accumulated other comprehensive income are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Changes in investments in associates and joint ventures	￦	(11,752)	￦	4,023
Gain (loss) on derivatives valuation		(7,109)		(29,361)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income		(52,100)		73,928
Exchange differences on translation for foreign operations		(6,815)		3,817

Total	￦	(77,776)	￦	52,407

(2)	Changes in accumulated other comprehensive income for the years ended December 31, 2022 and 2023, are as follows:

	2022
( in millions of Korean won)	Beginning		Increase/ decrease		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	(3,461)	￦	(8,291)	￦	—	￦	(11,752)
Gain (loss) on derivatives valuation		25,031		63,281		(95,421)		(7,109)
Gain on valuation of financial assets at fair value through other comprehensive income		108,685		(160,785)		—		(52,100)
Exchange differences on translation for foreign operations		(12,786)		5,971		—		(6,815)

Total	￦	117,469	￦	(99,824)	￦	(95,421)	￦	(77,776)

	2023
(in millions of Korean won)	Beginning		Increase (decrease)		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	(11,752)	￦	15,775	￦	—	￦	4,023
Gain (loss) on derivatives valuation		(7,109)		15,690		(37,942)		(29,361)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income		(52,100)		126,028		—		73,928
Exchange differences on translation for foreign operations		(6,815)		10,632		—		3,817

Total	￦	(77,776)	￦	168,125	￦	(37,942)	￦	52,407

(3)	The Group’s other components of equity as at December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Treasury stock	￦	(202,295)	￦	(398,075)
Gain or loss on disposal of treasury stock 1		(41,503)		3,220
Share-based payments		6,222		8,773
Equity transactions within consolidated entities 2		(334,576)		(416,336)

Total	￦	(572,152)	￦	(802,418)

1	The amount directly reflected in equity is ￦ 101 million for the year ended December 31, 2023 (2022: ￦ 14,886 million).
2	Profit or loss incurred from transactions with non-controlling interest and investment difference incurred from changes in ownership of subsidiaries are included.

(4)	As of December 31, 2022 and 2023, the details of treasury stock are as follows:

	December 31, 2022		December 31, 2023
Number of shares (in shares)		5,069,130		11,447,338
Amounts (in millions of Korean won)	￦	202,295	￦	398,075
Treasury stocks held as of December 31, 2023, are expected to be used for stock compensation for the Group’s directors, employees, and other purposes.